Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables	$ 66,924	$ 52,201
Royalties payable	16,108	2,004
Other accounts payable and trade related accruals	59,295	32,896
Payroll and related benefits	47,221	26,817
Severance accruals	994	1,791
Other taxes payable	9,844	4,044
Other taxes payable	24,944	11,990
Total accounts payable and accrued liabilities	$ 225,330	$ 131,743